Expense Example, No Redemption - Retail Class - Transamerica Emerging Markets Debt	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	594	847	1,119	1,893	192	594	1,021	2,212	84	262	455	1,014	74	230	401	894